UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	             		Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   May 16, 2012


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   68

Form 13F Information Table Value Total:   $27373
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      534     5985 SH       SOLE                     5985
A.J. Gallagher                 COM              363576109      340     9505 SH       SOLE                     9505
AT&T                           COM              00206R102      374    11975 SH       SOLE                    11975
Abbott Laboratories            COM              002824100      372     6075 SH       SOLE                     6075
Altria Group                   COM              02209S103      288     9320 SH       SOLE                     9320
Amgen Inc.                     COM              031162100      291     4280 SH       SOLE                     4280
Auto. Data Processing          COM              053015103      264     4775 SH       SOLE                     4775
BHP Billiton Ltd.              COM              088606108      249     3445 SH       SOLE                     3445
Baxter International           COM              071813109      258     4310 SH       SOLE                     4310
Bristol-Myers-Squibb           COM              110122108      294     8705 SH       SOLE                     8705
Brown-Forman Cl. B             COM              115637209      355     4263 SH       SOLE                     4263
CBRE Group                     COM              12504L109      432    21660 SH       SOLE                    21660
CME Group                      COM              12572Q105      203      700 SH       SOLE                      700
CSX Corp.                      COM              126408103      325    15115 SH       SOLE                    15115
CVS Caremark Corp.             COM              126650100      532    11882 SH       SOLE                    11882
Caterpillar                    COM              149123101      416     3905 SH       SOLE                     3905
CenturyLink                    COM              156700106      354     9150 SH       SOLE                     9150
Chevron Corp.                  COM              166764100      302     2820 SH       SOLE                     2820
Cinemark Hldgs.                COM              17243V102      328    14950 SH       SOLE                    14950
Cisco Systems Inc.             COM              17275R102      468    22115 SH       SOLE                    22115
Citigroup, Inc.                COM              172967101      217     5950 SH       SOLE                     5950
ConocoPhillips                 COM              20825C104      555     7308 SH       SOLE                     7308
Corning Inc.                   COM              219350105      195    13825 SH       SOLE                    13825
Disney Walt Co.                COM              254687106      445    10170 SH       SOLE                    10170
Donnelley (R.R.)               COM              257867101      203    16350 SH       SOLE                    16350
DuPont (E.I.)                  COM              263534109      500     9452 SH       SOLE                     9452
Exxon Mobil Corp.              COM              30231G102     1322    15241 SH       SOLE                    15241
Frontier Commun.               COM              35906A108      104    24925 SH       SOLE                    24925
General Electric               COM              369604103      439    21865 SH       SOLE                    21865
Heinz (H.J.)                   COM              423074103      484     9035 SH       SOLE                     9035
Hewlett-Packard Co.            COM              428236103      339    14246 SH       SOLE                    14246
Home Depot Inc.                COM              437076102      491     9753 SH       SOLE                     9753
Int'l Business Machines        COM              459200101      433     2075 SH       SOLE                     2075
Intel Corp.                    COM              458140100      526    18700 SH       SOLE                    18700
Johnson & Johnson              COM              478160104      860    13035 SH       SOLE                    13035
Kinder Morgan                  COM              49455P101      871    22540 SH       SOLE                    22540
Manitowoc Co.                  COM              563571108      319    23000 SH       SOLE                    23000
Marsh & McLennan               COM              571748102      357    10875 SH       SOLE                    10875
Mattel Inc.                    COM              577081102      307     9115 SH       SOLE                     9115
McDonalds Corp                 COM              580135101      468     4775 SH       SOLE                     4775
Merck & Co. Inc.               COM              58933Y105      365     9498 SH       SOLE                     9498
Mercury General                COM              589400100      319     7295 SH       SOLE                     7295
Met-Pro Corp.                  COM              590876306      152    14392 SH       SOLE                    14392
Microsoft Corp.                COM              594918104      368    11400 SH       SOLE                    11400
NY Cmnty Bancorp               COM              649445103      261    18765 SH       SOLE                    18765
Nabors Industries              COM              G6359F103      227    12993 SH       SOLE                    12993
Oracle Corp.                   COM              68389X105      388    13320 SH       SOLE                    13320
Paychex Inc                    COM              704326107      257     8305 SH       SOLE                     8305
PepsiCo Inc.                   COM              713448108      912    13744 SH       SOLE                    13744
Pfizer Inc.                    COM              717081103      860    37997 SH       SOLE                    37997
Philip Morris Intl.            COM              718172109      642     7250 SH       SOLE                     7250
Procter & Gamble               COM              742718109     1155    17190 SH       SOLE                    17190
QUALCOMM Inc.                  COM              747525103      602     8846 SH       SOLE                     8846
RGC Resources                  COM              74955L103      198    10765 SH       SOLE                    10765
Raytheon Co.                   COM              755111507      206     3900 SH       SOLE                     3900
Schlumberger Ltd.              COM              806857108      368     5261 SH       SOLE                     5261
Spectra Energy                 COM              847560109      445    14095 SH       SOLE                    14095
Teva Pharmaceutical            COM              881624209      239     5300 SH       SOLE                     5300
Union Pacific Corp.            COM              907818108      231     2149 SH       SOLE                     2149
United Technologies            COM              913017109      534     6440 SH       SOLE                     6440
Wal-Mart Stores                COM              931142103      233     3815 SH       SOLE                     3815
Wells Fargo & Co.              COM              949746101      475    13923 SH       SOLE                    13923
Xstrata plc                    COM              98418K105       95    27760 SH       SOLE                    27760
iShr MSCI EAFE                 COM              464287465      240     4365 SH       SOLE                     4365
iShr MSCI Emerging Mkts        COM              464287234      318     7405 SH       SOLE                     7405
iShr MSCI Pacific Ex Japan     COM              464286665      271     6235 SH       SOLE                     6235
AngloGold Ashanti                               03512Q206      362     8410 SH       SOLE                     8410
Apache Corp. 6.00% Mandatory C                  037411808      235     4225 SH       SOLE                     4225